Cover	Feb. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 18, 2026, Hycroft Mining Holding Corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting the results of its Hycroft Mine Initial Assessment and filing as Exhibit 96.1 a Technical Report Summary (the “Exhibit 96.1 TRS”). The version of the Exhibit 96.1 TRS that was issued to the market and posted on the Company’s website was, and remains, accurate. However, due to a production error by the Company’s financial printer, certain images in the Exhibit 96.1 TRS filed as an exhibit to the Initial Form 8-K were inadvertently misplaced. This Amendment No. 1 on Form 8-K/A is being filed solely to refile Exhibit 96.1 TRS in corrected form. No changes have been made to the substance of the Exhibit 96.1 TRS (including the text, data, conclusions, or estimates), other than correcting the placement of images. Except as expressly set forth herein, the Company is not amending any other information contained in the Initial Form 8-K.
Document Period End Date	Feb. 18, 2026
Entity File Number	001-38387
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Central Index Key	0001718405
Entity Tax Identification Number	82-2657796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 3030
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89446
City Area Code	(775)
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false